CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES

                                (the "Fund")

                          SUPPLEMENT TO PROSPECTUSES
                               DATED MAY 1, 2001

Effective immediately, the Fund will no longer be available for investment or for transfers into the Fund.

ANN-36/510H-0901                                         October 8, 2001

                   LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND,
                                VARIABLE SERIES

                                  (the "Fund")

                            SUPPLEMENT TO PROSPECTUSES
                                DATED MAY 1, 2001

Effective immediately, the Fund will no longer be available for investment or for transfers into the Fund.

ANN-36/511H-0901                                         October 8, 2001